Rationalization Of Operations	12 Months Ended
Sep. 30, 2011
Rationalization Of Operations [Abstract]
Rationalization Of Operations
(5) Rationalization of Operations

Rationalization of operations expense reflects costs associated with the Company's efforts to continually improve operational efficiency and deploy assets globally in order to remain competitive on a worldwide basis. Each year the Company incurs costs for actions to size its businesses to a level appropriate for current economic conditions and to improve its cost structure for future growth. Rationalization expenses result from numerous individual actions implemented across the Company's various operating divisions on an ongoing basis and include costs for moving facilities to best-cost locations, starting up plants after relocation or geographic expansion to serve local markets, exiting certain product lines, curtailing/downsizing operations because of changing economic conditions and other costs resulting from asset redeployment decisions. Shutdown costs include severance, benefits, stay bonuses, lease and contract terminations and asset write-downs. In addition to the costs of moving fixed assets, start-up and moving costs include employee training and relocation. Vacant facility costs include security, maintenance, utility and other costs.

The Company reported rationalization expenses of $81, $126 and $284, respectively for 2011, 2010 and 2009, with the significantly higher expense in 2009 due to actions taken in response to the severe economic environment worldwide. The Company currently expects to incur rationalization expense in 2012 in the range of approximately $100 to $125, including the costs to complete actions initiated before the end of 2011 and actions anticipated to be approved and initiated during 2012.

The change in the liability for the rationalization of operations during the years ended September 30 follows:

	2010	EXPENSE	PAID / UTILIZED	2011
Severance and benefits	$57	17	50	24
Lease and other contract terminations	8	3	8	3
Fixed asset write-downs	-	12	12	-
Vacant facility and other shutdown costs	4	11	13	2
Start-up and moving costs	-	38	37	1
Total	$69	81	120	30

	2009	EXPENSE	PAID / UTILIZED	2010
Severance and benefits	$112	73	128	57
Lease and other contract terminations	7	9	8	8
Fixed asset write-downs	-	9	9	-
Vacant facility and other shutdown costs	2	14	12	4
Start-up and moving costs	1	21	22	-
Total	$122	126	179	69

Rationalization of operations expense by segment is summarized as follows:

	2009	2010	2011
Process Management	$55	35	11
Industrial Automation	47	48	32
Network Power	118	25	20
Climate Technologies	48	13	11
Tools and Storage	16	5	7
Total	$284	126	81

During 2011, the Company's business segments incurred start-up and moving costs related to relocating assets to best cost locations, geographic expansion to directly serve local markets, or shutdown costs for the consolidation of facilities within geographic locations to increase operational efficiency. Severance and benefits expense relates to exiting approximately 20 facilities, including those consolidated within regions, and eliminating approximately 2,800 positions. Start-up and moving costs were substantially incurred in Industrial Automation and Network Power, while Industrial Automation incurred most of the fixed-asset write-downs. Facilities consolidation largely occurred in North America and Europe. Vacant facilities and other shutdown costs were not material for any segment.

Costs incurred during 2010 included actions to exit approximately 25 production, distribution or office facilities and eliminate approximately 3,500 positions, as well as costs related to facilities exited in previous periods. All the Company's business segments incurred shutdown costs due to workforce reductions and/or the consolidation of facilities. Start-up and moving costs, vacant facilities and other costs were not material for any segment. In addition to force-count reductions, actions in 2010 included Process Management consolidating some North American and European production; Industrial Automation consolidating production and sales within Europe and North America; Network Power consolidating North American production and shifting some capabilities from North America and Europe to Asia; and Climate Technologies consolidating or downsizing production in North America and Europe.

Costs incurred during 2009 included exiting approximately 25 production, distribution or office facilities and eliminating approximately 20,000 positions, of which approximately one-half were from restructuring actions and the remainder through layoffs and attrition, as well as costs related to facilities exited in previous periods. All the Company's business segments incurred shutdown costs due to workforce reductions and/or the consolidation of facilities. Start-up and moving costs were primarily attributable to Network Power and Industrial Automation, while Network Power incurred most of the asset write-downs. Vacant facilities and other costs were immaterial for any segment. In addition to worldwide forcecount reductions, actions during 2009 included Industrial Automation consolidating production facilities; Network Power primarily incurring integration costs for the Embedded Computing acquisition, but also consolidating production in North America and Europe and shifting certain capabilities from Europe to Asia; Climate Technologies consolidating or downsizing production in North America, Europe and Asia; and Tools and Storage consolidating and downsizing production in North America.